Financing Receivables (Details 6) (Global Financing, Financing Receivable Portfolio)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	39.00%	38.00%
Government Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	14.00%	16.00%
Manufacturing Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	14.00%	14.00%
Retail Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	8.00%	9.00%
Services Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	8.00%	7.00%
Healthcare Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	6.00%
Communications Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	6.00%
Other industries
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	4.00%	4.00%